Related Parties Transactions (Details) - Schedule of selling to related parties - Xiamen International Trade Honglong Industrial Co., Ltd. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Parties Transactions (Details) - Schedule of selling to related parties [Line Items]
Amount	$ 570,465	$ 733,318
Percentage of revenue	0.30%	0.80%